UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, DC 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.    Name and Address of issuer:

      Alliance All-Asia Investment Fund, Inc.

2.    The name of each series or class of securities for which
      this Form is filed (If the Form is being filed for all
      series and classes of securities of the issuer, check the
      box but do not list series or classes):                         [X]


3.    Investment Company Act File Number:

      811-08776

      Securities Act File Number:

      33-84270

4(a). Last day of fiscal year for which this Form is filed:

      October 31, 2002

4(b). Check box if this Form is being filed late (i.e., more than
      90 calendar days after the end of the issuer's fiscal
      year). (See Instruction A.2)                                    [  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). Check box if this is the last time the issuer will be
      filing this Form.                                               [  ]


5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during the
             fiscal year pursuant to section 24(f):......        $139,335,911
                                                                 ------------



      (ii)   Aggregate price of securities redeemed or
             repurchased during the fiscal year:                 $144,063,713
                                                                 ------------


      (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
             October 11, 1995 that were not previously used to
             reduce registration fees payable
             to the Commission:                                    $28,031,737
                                                                   -----------


      (iv)   Total available redemption credits
             [add Items 5(ii) and 5(iii)]:                        $172,095,450
                                                                  ------------


      (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:                    $-0-
                                                                  ------------


      (vi)   Redemption credits available for use in future years -
             if Item 5(i) is less than Item 5(iv) [subtract Item
             5(iv) from Item 5(i)]:                              ($32,759,539)
                                                                 -------------


      (vii)  Multiplier for determining registration fee (See
             Instruction C.9):                                       x.000092
                                                                 ------------


      (viii) Registration fee due [multiply Item 5(v) by Item
             5(vii)] (enter "0"
             if no fee is due):                                       $-0-
                                                                 ============


6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
      Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
      securities (number of shares or other units) deducted here:
      -0- . If there is a number of shares or other units that
      were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed
      that are available for use by the issuer in future fiscal
      years, then state that number here:                             -0-
                                                                 ------------


7.    Interest due - if this Form is being filed more than 90
      days after the end of the issuer's fiscal year (see
      Instruction D):                                               +$N/A
                                                                 ------------


8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:                       $-0-
                                                                 ============


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      Method of Delivery:

          [ ]    Wire Transfer
          [ ]    Mail or other means

                            Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*      \s\  Domenick Pugliese
                               -------------------------
                                   Domenick Pugliese
                                   Assistant Secretary

Date:  January 21, 2003

*Please print the name and title of the signing officer below the signature.


00250.0203 #377841